Changes in Accumulated Other Comprehensive (Loss) Income by Component, Net of Tax (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances	¥ 216,804		¥ 188,741	¥ 171,706
Net current-period other comprehensive (loss) income	123	$ 18	(129)	1,775
Balances	229,412	33,261	216,804	188,741
Foreign currency translation adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances	(1,007)		(840)	(2,584)
Cumulative effect of accounting change	13
Other comprehensive (loss) income before reclassification	(764)		(88)	1,936
Amounts reclassified from accumulated other comprehensive income	0		0
Net current-period other comprehensive (loss) income	(751)		(88)	1,936
Other comprehensive income (loss) attribute to noncontrolling interests and redeemable noncontrolling interests	432		(79)	(192)
Balances	(1,326)	(192)	(1,007)	(840)
Unrealized gains (losses) on available- for-sale investments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances	850		1,039	1,201
Other comprehensive (loss) income before reclassification	(392)		(190)	380
Amounts reclassified from accumulated other comprehensive income	0		0	(541)
Net current-period other comprehensive (loss) income	(392)		(190)	(161)
Other comprehensive income (loss) attribute to noncontrolling interests and redeemable noncontrolling interests	(1)		1	(1)
Balances	457	66	850	1,039
Unrealized gains on derivative
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances	149
Other comprehensive (loss) income before reclassification	1,266		149
Net current-period other comprehensive (loss) income	1,266		149
Other comprehensive income (loss) attribute to noncontrolling interests and redeemable noncontrolling interests	0
Balances	1,415	205	149
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances	(8)		199	(1,383)
Cumulative effect of accounting change	13
Other comprehensive (loss) income before reclassification	110		(129)	2,316
Amounts reclassified from accumulated other comprehensive income				(541)
Net current-period other comprehensive (loss) income	123		(129)	1,775
Other comprehensive income (loss) attribute to noncontrolling interests and redeemable noncontrolling interests	431		(78)	(193)
Balances	¥ 546	$ 79	¥ (8)	¥ 199